Warrants (Details Narrative) - $ / shares	12 Months Ended
	Dec. 31, 2025	Oct. 03, 2025	Sep. 30, 2025	Dec. 31, 2024	Jan. 25, 2023	Jan. 24, 2023
DisclosureWarrantsLineItems [Line Items]
Warrant exercise price	$ 230	$ 40.00		$ 230
Shares issued, price per share					$ 25.00	$ 40.00
Warrants issued		250,000
Beneficial ownership limitation percentage	4.99%		4.99%
Beneficial ownership limitation percentage increasable	9.99%		9.99%
Common Stock [Member]
DisclosureWarrantsLineItems [Line Items]
Shares issued, price per share	$ 360.00
Series B Convertible Preferred Stock [Member] | Measurement Input, Share Price [Member]
DisclosureWarrantsLineItems [Line Items]
Stock price per share			$ 589
Series B Convertible Preferred Stock [Member] | Measurement Input, Share Price [Member] | Unaffiliated Third-Party Investors [Member]
DisclosureWarrantsLineItems [Line Items]
Stock price per share			800
Series B Warrant [Member] | Measurement Input, Share Price [Member]
DisclosureWarrantsLineItems [Line Items]
Stock price per share			211
Public and Private Warrants [Member]
DisclosureWarrantsLineItems [Line Items]
Warrants exercisable description	The public and private placement warrants are exercisable and expire on September 28, 2027, or earlier upon redemption or liquidation.
Public Warrants [Member]
DisclosureWarrantsLineItems [Line Items]
Warrant exercise price	$ 0.01
Public Warrants [Member]
DisclosureWarrantsLineItems [Line Items]
Warrants outstanding	287,500			287,500
Private Placement Warrants [Member]
DisclosureWarrantsLineItems [Line Items]
Warrants outstanding	13,205			13,205
PIPE Warrants [Member]
DisclosureWarrantsLineItems [Line Items]
Warrant exercise price	$ 100.00			$ 100.00
Warrants description	The PIPE warrants are also subject to adjustment for other customary adjustments for stock dividends, stock splits and similar corporate actions. The PIPE warrants are exercisable for a period of five years following the Closing, or September 28, 2027. After the exercise of a PIPE Warrant, the Company may be required to pay certain penalties if it fails to deliver the Common Stock within a specified period of time.
PIPE Warrants [Member] | Common Stock [Member]
DisclosureWarrantsLineItems [Line Items]
Warrants outstanding	51,125			51,125
Abaca Warrants [Member]
DisclosureWarrantsLineItems [Line Items]
Warrants outstanding	250,000			250,000
Warrant exercise price	$ 40.00			$ 40.00
Warrants term	5 years
Series B Warrants [Member]
DisclosureWarrantsLineItems [Line Items]
Warrant exercise price			$ 7.7644
Series B Warrants [Member] | Common Class A [Member]
DisclosureWarrantsLineItems [Line Items]
Warrants issued			1,999,544